SUBSIDIARY GUARANTORS	12 Months Ended
Jan. 29, 2012
SUBSIDIARY GUARANTORS

NOTE 16 — SUBSIDIARY GUARANTORS

The Company has issued 12.0% Senior Notes and 13.5% Senior Subordinated Notes (collectively the “Notes”) guaranteed by certain of its subsidiaries (the “Guarantor Subsidiaries”). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of the Company. The subsidiaries of the Company that do not guarantee the Notes (“Non-guarantor Subsidiaries”) are direct or indirect wholly-owned subsidiaries of the Company and include the Company’s operations in Canada and a non-operating subsidiary in the United States that holds an investment of $373 million in principal, $261 million net of the discount at January 29, 2012, of the Company’s 13.5% Senior Subordinated Notes, which is eliminated in consolidation.

In connection with the Notes, the Company determined the need for compliance with Rule 3-10 of SEC Regulation S-X (“Rule 3-10”). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(d) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations, the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes HD Supply, Inc. (the “Parent Issuer”), for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING INCOME STATEMENTS

	Fiscal Year Ended January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total

Net Sales	$–	$6,630	$398	$–	$7,028
Cost of sales	–	4,720	294	–	5,014

Gross Profit	–	1,910	104	–	2,014
Operating expenses:
Selling, general and administrative	78	1,372	82	–	1,532
Depreciation and amortization	12	313	2	–	327

Total operating expenses	90	1,685	84	–	1,859

Operating Income (Loss)	(90)	225	20	–	155
Interest expense	722	298	1	(382)	639
Interest (income)	(299)	(3)	(80)	382	–
Net loss of equity affiliates	30	–	–	(30)	–

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(543)	(70)	99	30	(484)
Provision (benefit) for income taxes	32	10	37	–	79

Income (Loss) from Continuing Operations	(575)	(80)	62	30	(563)
Loss from discontinued operations, net of tax	32	(15)	3	–	20

Net Income (Loss)	$(543)	$(95)	$65	$30	$(543)

	Fiscal Year Ended January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

Net Sales	$–	$6,085	$364	$–	$6,449
Cost of sales	–	4,339	269	–	4,608

Gross Profit	–	1,746	95	–	1,841
Operating expenses:
Selling, general and administrative	82	1,302	71	–	1,455
Depreciation and amortization	16	322	3	–	341
Restructuring	–	8	–	–	8

Total operating expenses	98	1,632	74	–	1,804

Operating Income (Loss)	(98)	114	21	–	37
Interest expense	701	298	–	(376)	623
Interest (income)	(298)	(4)	(74)	376	–
Other (income) expense, net	(1)	–	–	–	(1)
Net loss of equity affiliates	178	–	–	(178)	–

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(678)	(180)	95	178	(585)
Provision (benefit) for income taxes	(17)	6	39	–	28

Income (Loss) from Continuing Operations	(661)	(186)	56	178	(613)
Loss from discontinued operations, net of tax	42	(49)	1	–	(6)

Net Income (Loss)	$(619)	$(235)	$57	$178	$(619)

	Fiscal Year Ended January 31, 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

Net Sales	$–	$5,987	$326	$–	$6,313
Cost of sales	–	4,301	244	–	4,545

Gross Profit	–	1,686	82	–	1,768
Operating expenses:
Selling, general and administrative	83	1,304	66	–	1,453
Depreciation and amortization	22	334	3	–	359
Restructuring	1	21	(1)	–	21
Goodwill impairment	–	196	23	–	219

Total operating expenses	106	1,855	91	–	2,052

Operating Income (Loss)	(106)	(169)	(9)	–	(284)
Interest expense	679	305	–	(382)	602
Interest (income)	(304)	(11)	(67)	382	–
Other (income) expense, net	(206)	7	(9)	–	(208)
Net loss of equity affiliates	348	–	–	(348)	–

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(623)	(470)	67	348	(678)
Provision (benefit) for income taxes	(70)	(148)	20	–	(198)

Income (Loss) from Continuing Operations	(553)	(322)	47	348	(480)
Loss from discontinued operations, net of tax	39	(72)	(1)	–	(34)

Net Income (Loss)	$(514)	$(394)	$46	$348	$(514)

CONDENSED CONSOLIDATING BALANCE SHEETS

	January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$–	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	–	1,027	81	–	1,108
Deferred tax asset	–	89	2	(33)	58
Other current assets	8	34	5	–	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	–	398
Goodwill	–	3,143	8	–	3,151
Intangible assets, net	–	731	4	–	735
Deferred tax asset	158	–	6	(164)	–
Investment in subsidiaries	3,456	–	–	(3,456)	–
Intercompany notes receivable	2,774	641	–	(3,415)	–
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$21	$648	$45	$–	$714
Accrued compensation and benefits	42	93	5	–	140
Current installments of long-term debt	82	–	–	–	82
Deferred tax liabilities	33	–	–	(33)	–
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long-term debt, excluding current installments	5,641	–	–	(261)	5,380
Deferred tax liabilities	–	275	–	(164)	111
Intercompany notes payable	641	2,774	–	(3,415)	–
Other liabilities	316	37	8	–	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholders’ equity	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholders’ equity	$6,632	$6,936	$520	$(7,350)	$6,738

	January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

ASSETS
Current assets:
Cash and cash equivalents	$249	$8	$35	$–	$292
Receivables, net	2	830	75	–	907
Inventories	–	958	77	–	1,035
Deferred tax asset	40	62	4	(4)	102
Intercompany receivable	–	3	–	(3)	–
Other current assets	9	35	1	–	45

Total current assets	300	1,896	192	(7)	2,381

Property and equipment, net	62	322	6	–	390
Goodwill	–	3,132	18	–	3,150
Intangible assets, net	–	988	4	–	992
Deferred tax asset	117	–	–	(117)	–
Investment in subsidiaries	2,752	–	–	(2,752)	–
Intercompany notes receivable	3,054	304	–	(3,358)	–
Other assets	172	4	203	(203)	176

Total assets	$6,457	$6,646	$423	$(6,437)	$7,089

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$20	$730	$55	$–	$805
Accrued compensation and benefits	32	80	6	–	118
Current installments of long-term debt	10	–	–	–	10
Intercompany payables	–	–	3	(3)	–
Other current liabilities	157	104	11	–	272

Total current liabilities	219	914	75	(3)	1,205

Long-term debt, excluding current installments	5,423	–	–	(184)	5,239
Deferred tax liabilities	–	222	–	(121)	101
Intercompany notes payable	304	3,054	–	(3,358)	–
Other liabilities	415	45	7	(19)	448

Total liabilities	6,361	4,235	82	(3,685)	6,993

Stockholders’ equity	96	2,411	341	(2,752)	96

Total liabilities and stockholders’ equity	$6,457	$6,646	$423	$(6,437)	$7,089

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS

	Fiscal Year Ended January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

Net cash flows from operating activities	$(629)	$458	$6	$–	$(165)

Cash flows from investing activities
Capital expenditures	(15)	(98)	(2)	–	(115)
Proceeds from sales of property and equipment	–	4	–	–	4
Payments for businesses acquired	–	(21)	–	–	(21)
Proceeds from sale of a business	117	–	11	–	128
Purchase of investments	(21)	(2)	–	–	(23)
Proceeds from sale of investments	21	–	–	–	21
Proceeds from (payments of) intercompany notes	–	(337)	–	337	–

Net cash flows from investing activities	102	(454)	9	337	(6)

Cash flows from financing activities
Borrowings (repayments) of intercompany notes	337	–	–	(337)	–
Repayments of long-term debt	(10)	–	–	–	(10)
Borrowings on long-term revolver	1,053	–	–	–	1,053
Repayments of long-term revolver	(1,053)	–	–	–	(1,053)

Net cash flows from financing activities	327	–	–	(337)	(10)

Effect of exchange rates on cash	–	–	–	–	–

Net increase (decrease) in cash & cash equivalents	$(200)	$4	$15	$–	$(181)
Cash and cash equivalents at beginning of period	249	8	35	–	292

Cash and cash equivalents at end of period	$49	$12	$50	$–	$111

	Fiscal Year Ended January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

Net cash flows from operating activities	$452	$83	$16	$–	$551

Cash flows from investing activities
Capital expenditures	(6)	(41)	(2)	–	(49)
Proceeds from sales of property and equipment	–	4	–	–	4
Proceeds from (payments of) intercompany notes	–	(46)	–	46	–
Return of investment	33	–	–	(33)	–

Net cash flows from investing activities	27	(83)	(2)	13	(45)

Cash flows from financing activities
Equity contribution (return of capital)	1	–	(33)	33	1
Borrowings (repayments) of intercompany notes	46	–	–	(46)	–
Repayments of long-term debt	(40)	–	–	–	(40)
Borrowings on long-term revolver	178	–	–	–	178
Repayments of long-term revolver	(860)	–	–	–	(860)
Debt modification and issuance costs	(34)	–	–	–	(34)

Net cash flows from financing activities	(709)	–	(33)	(13)	(755)

Effect of exchange rates on cash	–	–	2	–	2

Net increase (decrease) in cash & cash equivalents	$(230)	$–	$(17)	$–	$(247)
Cash and cash equivalents at beginning of period	479	8	52	–	539

Cash and cash equivalents at end of period	$249	$8	$35	$–	$292

	Fiscal Year Ended January 31, 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total

Net cash flows from operating activities	$51	$16	$13	$(11)	$69

Cash flows from investing activities
Capital expenditures	(9)	(48)	(1)	–	(58)
Proceeds from sales of property and equipment	1	7	–	–	8
Refunds (payments) for businesses acquired, net of cash acquired	22	(16)	(3)	3	6
Proceeds from sale of a business	6	–	–	(3)	3
(Payments for) proceeds from debt & other investments	–	5	(67)	62	–
Investments in equity affiliates	(62)	–	–	62	–
Proceeds from (payments of) intercompany notes	12	39	–	(51)	–

Net cash flows from investing activities	(30)	(13)	(71)	73	(41)

Cash flows from financing activities
Equity contribution	–	–	51	(51)	–
Borrowings (repayments) of intercompany notes	(39)	(12)	–	51	–
Repayments of long-term debt	(10)	–	–	(62)	(72)
Borrowings on long-term revolver	5	–	–	–	5
Repayments of long-term revolver	(196)	–	–	–	(196)

Net cash flows from financing activities	(240)	(12)	51	(62)	(263)

Effect of exchange rates on cash	–	–	3	–	3

Net increase (decrease) in cash & cash equivalents	(219)	(9)	(4)	–	(232)
Cash and cash equivalents at beginning of period	698	17	56	–	771

Cash and cash equivalents at end of period	$479	$8	$52	$–	$539